Commitments and Contingencies (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2012 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Mar. 31, 2014 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Mar. 31, 2013 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Dec. 31, 2013 Representation and Warranty Specific Claims Activity -Origination Loan Balance	Dec. 31, 2012 Reserve for Indemnification liability established by mortgage origination segment	Mar. 31, 2014 Reserve for Indemnification liability established by mortgage origination segment	Mar. 31, 2013 Reserve for Indemnification liability established by mortgage origination segment	Dec. 31, 2013 Reserve for Indemnification liability established by mortgage origination segment	Apr. 11, 2014 Shareholder class action lawsuits arising out of the proposed acquisition of SWS Group, Inc. item	Sep. 13, 2013 Bank FNB item	Sep. 13, 2013 Bank FNB Covered loans Commercial	Sep. 13, 2013 Bank FNB Covered loans Single family residential loans
Commitments and Contingencies
Number of purported shareholder class action lawsuits									2
Indemnification liability reserve	$ 39,693,000	$ 51,929,000	$ 41,230,000	$ 51,912,000	$ 18,964,000	$ 20,975,000	$ 19,701,000	$ 21,121,000
Provision for indemnification losses					400,000	600,000	1,000,000	3,500,000
Roll-forward of claims activity for loans put-back to the mortgage origination segment
Balance, beginning of period	35,217,000	51,912,000	39,693,000	39,693,000	18,544,000	21,121,000	18,964,000	18,964,000
Claims made	6,463,000	10,044,000	11,620,000	40,001,000
Additions for new sales					420,000	560,000	956,000	3,539,000
Claims resolved with no payment	(1,565,000)	(4,458,000)	(7,820,000)	(17,746,000)
Repurchases	(422,000)	(4,878,000)	(1,651,000)	(6,255,000)	(31,000)	(504,000)	(41,000)	(251,000)
Early payment defaults					(51,000)	(21,000)	(95,000)	(528,000)
Indemnification payments		(691,000)	(612,000)	(3,781,000)		(181,000)	(219,000)	(1,003,000)
Change in estimate					82,000		136,000	400,000
Balance, end of period	39,693,000	51,929,000	41,230,000	51,912,000	18,964,000	20,975,000	19,701,000	21,121,000
Reserve for Indemnification Liability:
Specific claims						12,482,000		12,179,000
Incurred but not reported claims						8,493,000		8,942,000
Total	39,693,000	51,929,000	41,230,000	51,912,000	18,964,000	20,975,000	19,701,000	21,121,000
Number of loss-sharing agreements										2
Loans and OREO acquired										1,200,000,000
Percentage of losses to be absorbed by FDIC on the first $240.4 million of losses incurred as per the loss sharing agreement										80.00%
Threshold amount of losses incurred for 80% of losses to be absorbed by FDIC as per the loss sharing agreement, first layer										240,400,000
Percentage of losses to be absorbed by FDIC in excess of $240.4 million up to and including $365.7 million of losses incurred as per the loss sharing agreement										0.00%
Threshold amount of losses incurred for 0% of losses to be absorbed by FDIC as per the loss sharing agreement, second layer										$ 365,700,000
Percentage of losses to be absorbed by FDIC in excess of $365.7 million of losses incurred as per the loss sharing agreement										80.00%
Period of loss-sharing agreements in effect											5 years	10 years
Period of loss recovery provisions in effect											8 years	10 years
Period for which payment is required to be made to the FDIC of true-up amount										10 years